Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment	Property, plant and equipment
Property, plant and equipment consist of the following:

2023
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,200,559	$1,139,137	$3,061,422
Utility plant	9,332,092	1,191,013	8,141,079
Land	133,483	—	133,483
Equipment	122,929	53,181	69,748
Construction-in-progress
Generation	378,043	—	378,043
Distribution and transmission	733,675	—	733,675
	$14,900,781	$2,383,331	$12,517,450

2022
	Cost	Accumulated depreciation	Net book value
Renewable generation facilities	$4,119,514	$1,016,784	$3,102,730
Utility plant	8,640,224	990,975	7,649,249
Land	113,153	—	113,153
Equipment	111,707	50,904	60,803
Construction-in-progress
Generation	196,287	—	196,287
Distribution and transmission	822,663	—	822,663
	$14,003,548	$2,058,663	$11,944,885
During the fourth quarter of 2022, the Company concluded that some assets in the Renewable Energy Group may not be recoverable due to declining forecasted energy prices in the Electric Reliability Council of Texas (“ERCOT”) market, mainly affecting the results of the Senate Wind Facility (which began commercial operations in 2012). Accordingly, the Company performed fair value analysis based on the income approach and recorded an impairment charge of $159,568 to reduce the carrying value of the Senate Wind Facility and other smaller assets from $259,942 to $100,374.
Renewable generation facilities include cost of $117,556 (2022 - $111,192) and accumulated depreciation of $52,506 (2022 - $46,666) related to facilities under financing lease or owned by consolidated VIEs. Depreciation expense of facilities under finance leases was $537 (2022 - $1,489). Utility plant includes cost of $3,270 (2022 - $3,076) and accumulated depreciation of $2,455 (2022 - $2,041) related to assets under finance lease.
Utility plant includes cost of $1,922,844 (2022 - $2,033,391) and accumulated depreciation of $141,466 (2022 - $133,644) related to regulated generation assets.
For the year ended December 31, 2023, contributions received in aid of construction of $238 (2022 - $1,299) have been credited to the cost of the assets.
5.Property, plant and equipment (continued)
Interest and AFUDC capitalized to the cost of the assets in 2023 and 2022 are as follows:

	2023	2022
Interest capitalized on non-regulated property	$6,374	$4,762
AFUDC capitalized on regulated property:
Allowance for borrowed funds	8,305	6,040
Allowance for equity funds	3,372	1,901
	$18,051	$12,703